UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5021

Dreyfus Premier Short-Intermediate Municipal Bond Fund (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	6/30/2009

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Short-Intermediate Municipal Bond Fund
June 30, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--88.3%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.5%
Birmingham Water Works Board,
Water Revenue	5.00	1/1/13	2,665,000	2,837,319
Mobile Industrial Development
Board, PCR (Alabama Power
Company Barry Plant Project)	4.75	3/19/12	2,000,000	2,063,480
Arizona--2.8%
Regional Public Transportation
Authority, Transportation
Excise Tax Revenue (Maricopa
County Public Transportation
Fund)	5.00	7/1/13	4,590,000	5,092,880
Rio Nuevo Multipurpose Facilities
District, Subordinate Lien
Excise Tax Revenue (Insured;
Assured Guaranty)	5.50	7/15/14	3,770,000	4,070,431
California--4.5%
California,
GO (Various Purpose)	5.00	2/1/13	2,500,000	2,638,300
California Department of Water
Resources, Power Supply
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	5/1/12	4,175,000	4,578,597
California Municipal Finance
Authority, COP (Community
Hospitals of Central
California Obligated Group)	5.00	2/1/11	1,500,000	1,500,390
California Municipal Finance
Authority, SWDR (Waste
Management, Inc. Project)	4.10	9/1/09	1,000,000	1,000,090
Los Angeles Harbor Department,
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	8/1/12	1,500,000	1,579,965
Port of Oakland,
Intermediate Lien Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/1/12	3,300,000	3,383,589
Colorado--2.5%
Black Hawk,
Device Tax Revenue	5.00	12/1/12	760,000	746,761
Denver City and County,
Airport System Revenue	5.00	11/15/11	3,000,000	3,085,140
Denver City and County,
Airport System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/15/11	2,000,000	2,064,260
E-470 Public Highway Authority,
Senior Revenue (Insured;

National Public Finance
Guarantee Corp.)	4.00	9/1/10	1,000,000	995,780
Northwest Parkway Public Highway
Authority, Revenue
(Prerefunded)	7.13	6/15/11	1,120,000 a	1,243,682
Connecticut--.4%
Connecticut,
General Airport Revenue
(Bradley International
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.25	10/1/10	1,390,000	1,420,900
Delaware--.3%
Delaware Economic Development
Authority, PCR (Delmarva Power
and Light Company Project)
(Insured; AMBAC)	4.90	5/1/11	1,000,000	1,007,040
District of Columbia--.5%
District of Columbia,
Enterprise Zone Revenue (819
7th Street, LLC Issue) (LOC;
Branch Banking and Trust
Company)	3.60	10/1/09	1,695,000	1,702,221
Florida--12.4%
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.00	6/1/11	2,000,000	2,039,420
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	3/1/12	750,000	765,472
Clearwater,
Water and Sewer Revenue	5.00	12/1/13	1,400,000	1,520,064
Florida Department of
Transportation, Turnpike
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/12	3,645,000	3,937,766
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/10	2,000,000	2,045,820
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.25	7/1/12	3,430,000	3,581,777
Florida State Board of Education,
Lottery Revenue	5.00	7/1/13	2,555,000	2,766,452
Florida State Board of Education,
Lottery Revenue	5.00	7/1/14	2,500,000	2,705,900
Florida State Board of Education,
Lottery Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/14	3,175,000	3,397,917
Miami-Dade County,
Aviation Revenue (Miami
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	10/1/14	1,000,000	1,012,400
Miami-Dade County School Board,

COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.00	8/1/14	2,010,000	2,111,806
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; Mational
Public Finance Guarantee Corp.)	5.00	5/1/11	2,000,000	2,106,880
Orlando-Orange County Expressway
Authority, Revenue (Insured;
AMBAC)	5.00	7/1/12	3,870,000	4,104,406
Saint Petersburg,
Public Utility Revenue	5.00	10/1/12	2,320,000 b	2,544,205
Saint Petersburg,
Public Utility Revenue	5.00	10/1/13	2,435,000 b	2,685,269
Sarasota County School Board,
COP (Master Lease Program)	5.00	7/1/14	1,365,000	1,455,964
South Miami Health Facilities
Authority, HR (Baptist Health
South Florida Obligated Group)	5.00	8/15/14	1,500,000	1,563,165
Georgia--1.1%
Development Authority of the City
of Milledgeville and Baldwin
County, Revenue (Georgia
College and State University
Foundation Property III, LLC
Student Housing System Project)	5.00	9/1/09	1,045,000	1,053,287
Georgia Municipal Association
Inc., COP (Riverdale Public
Purpose Project) (Insured;
Assured Guaranty)	4.00	5/1/12	1,930,000	2,030,244
Private Colleges and Universities
Authority, Student Housing
Revenue (Mercer Housing
Corporation Project)	6.00	6/1/11	565,000	570,899
Idaho--.5%
University of Idaho Regents,
General Revenue (Insured; FSA)	4.38	4/1/11	1,600,000	1,631,312
Illinois--1.0%
Illinois Housing Development
Authority, Housing Revenue	3.85	7/1/09	870,000	870,070
Upper Illinois River Valley
Development Authority, MFHR
(Morris Supportive Living
Project) (LOC; Wells Fargo
Bank)	3.90	1/1/10	2,500,000	2,512,875
Indiana--4.9%
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Credit Group)	3.63	8/1/11	4,000,000	4,075,160
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit
Group)	5.00	11/1/10	2,200,000	2,312,156
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit

Group)	5.00	7/1/11	1,850,000	1,928,736
Indianapolis Local Public
Improvement Bond Bank, Revenue
(Indianapolis Airport
Authority Project) (Insured;
FSA)	5.63	1/1/14	2,230,000	2,340,653
Rockport,
PCR (Indiana Michigan Power
Company Project)	6.25	6/2/14	3,000,000	3,093,120
Seymour,
EDR (Union Camp Corporation
Project)	6.25	7/1/12	2,420,000	2,452,597
Louisiana--.7%
Plaquemines Parish Law Enforcement
District, Certificates of
Indebtedness (Insured; FGIC)	4.00	3/1/10	1,095,000	1,111,009
Plaquemines Parish Law Enforcement
District, Certificates of
Indebtedness (Insured; FGIC)	4.50	3/1/11	1,145,000	1,186,048
Maine--.7%
Maine Educational Loan Marketing
Corporation, Subordinate
Student Loan Revenue	6.50	11/1/09	2,195,000	2,217,389
Maryland--1.3%
Baltimore County,
GO (Consolidated Public
Improvement)	5.00	8/1/13	1,000,000	1,132,470
Northeast Maryland Waste Disposal
Authority, Solid Waste Revenue
(Montgomery County Solid Waste
Disposal System) (Insured;
AMBAC)	5.50	4/1/12	3,000,000	3,192,330
Michigan--2.2%
Michigan Hospital Finance
Authority, HR (Oakwood
Obligated Group)	5.00	11/1/10	1,500,000	1,513,050
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	6.25	9/1/14	2,500,000	2,697,575
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/12	3,000,000	3,023,010
Missouri--.3%
Saint Louis,
Airport Revenue (Lambert-Saint
Louis International Airport)
(Insured; FSA)	5.00	7/1/13	1,000,000	1,066,740
Nevada--1.6%
Clark County School District,
Limited Tax GO (Insured; FSA)	5.00	6/15/14	1,000,000	1,076,260
Clark County School District,
Limited Tax GO (Insured; FSA)	5.50	6/15/14	2,650,000	2,914,735

Clark County School District,
Limited Tax GO (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/15/14	1,005,000	1,089,410
New Jersey--4.2%
New Jersey Transportation
Authority (Transportation
System) (Prerefunded)	5.50	6/15/13	4,000,000 a	4,581,120
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.25	6/1/11	1,000,000	984,230
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.00	6/1/12	7,250,000 a	8,239,770
New Mexico--2.5%
Albuquerque,
Subordinate Lien Airport
Revenue	5.00	7/1/12	3,000,000	3,159,150
Farmington,
PCR (Southern California
Edison Company Four Corners
Project) (Insured; FGIC)	3.55	4/1/10	1,800,000	1,809,270
New Mexico Hospital Equipment Loan
Council, Hospital System
Revenue (Presbyterian
Healthcare Services)	5.25	8/1/14	3,000,000	3,210,810
New York--6.8%
Hempstead Town Industrial
Development Agency, RRR
(American Ref-Fuel Company of
Hempstead Project)	5.00	6/1/10	1,000,000	988,040
New York City Housing Development
Corporation, MFHR	4.25	5/1/10	1,275,000	1,289,650
New York City Housing Development
Corporation, MFHR	3.95	11/1/10	4,150,000	4,153,444
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.00	1/1/10	3,000,000	3,008,700
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	5.50	5/15/10	1,800,000	1,873,206
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue) (Insured;
National Public Finance
Guarantee Corp.)	5.25	5/15/12	2,000,000	2,123,060
New York State Housing Finance
Agency, Affordable Housing

Revenue	4.05	11/1/10	1,715,000	1,734,928
New York State Housing Finance
Agency, Affordable Housing
Revenue (Insured; SONYMA)	4.25	5/1/11	2,720,000	2,746,683
New York State Housing Finance
Agency, MFHR (Highland Avenue
Senior Apartments) (Insured;
SONYMA)	4.40	2/15/11	2,000,000	2,002,160
Troy Industrial Development
Authority, Civic Facility
Revenue (Rensselaer
Polytechnic Institute Project)	5.00	9/1/10	2,000,000	2,055,100
North Carolina--.8%
North Carolina Infrastructure
Finance Corporation, COP
(State of North Carolina
Capital Improvements)	5.00	2/1/11	2,530,000	2,673,831
Ohio--1.9%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/11	4,000,000	3,991,080
Cuyahoga County,
Housing Revenue (Riverside
Park Homes Project)	3.90	11/1/09	2,300,000	2,313,616
Pennsylvania--8.1%
Allegheny County Industrial
Development Authority, EIR
(USX Corporation Project)	4.75	11/1/11	2,000,000	2,021,800
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	12/1/11	1,000,000	1,043,350
Harrisburg Authority,
Resource Recovery Facility
Revenue	0.00	12/15/10	3,000,000 c,d	2,801,700
Indiana County Industrial
Development Authority, PCR
(Pennsylvania Electric Company
Project) (Insured; National
Public Finance Guarantee Corp.)	5.35	11/1/10	5,350,000	5,602,466
Pennsylvania Higher Educational
Facilities Authority, Health
System Revenue (The University
of Pennsylvania)	5.00	8/15/13	3,000,000	3,154,260
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education)	5.00	6/15/13	4,225,000 b	4,693,806
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	12/1/13	2,620,000	2,932,094
Philadelphia,
Airport Revenue (Insured; FSA)	5.00	6/15/11	2,860,000	2,940,967
Philadelphia Hospitals and Higher
Education Facilities

Authority, HR (Presbyterian
Medical Center of Philadelphia)	6.50	12/1/11	1,060,000	1,136,585
Rhode Island--.6%
Rhode Island Health and
Educational Building
Corporation, Hospital
Financing Revenue (Lifespan
Obligated Group Issue)	5.00	5/15/11	2,000,000	2,036,640
South Carolina--1.9%
Orangeburg Joint Governmental
Action Authority, Capital
Projects Sales and Use Tax
Revenue (Orangeburg County,
South Carolina Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	4/1/12	2,000,000	2,025,480
South Carolina State Ports
Authority, Revenue (Insured,
FSA)	5.25	7/1/13	3,700,000	3,722,792
Spartanburg,
Water System Revenue (Insured;
FSA)	4.00	6/1/11	500,000	526,445
Tennessee--.3%
Shelby County Health Educational
and Housing Facility Board,
Revenue (Methodist Le Bonheur
Healthcare)	5.00	6/1/12	1,000,000	1,025,270
Texas--8.7%
Allen Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/12	1,700,000	1,861,789
Austin,
Electric Utility System
Revenue (Insured; AMBAC)	5.50	11/15/12	3,100,000	3,425,903
Bexar County Health Facilities
Development Corporation,
Revenue (Army Retirement
Residence Foundation Project)	5.00	7/1/11	465,000	452,222
Fort Worth Independent School
District, Unlimited Tax School
Building Bonds	5.00	2/15/13	1,000,000	1,103,930
Lower Colorado River Authority,
Revenue	5.00	5/15/12	1,000,000	1,071,580
Matagorda County Navigation
District Number One, PCR (AEP
Texas Central Company Project)	5.13	6/1/11	2,000,000	2,022,600
Pflugerville Independent School
District, Unlimited Tax
Refunding Bonds (Permanent
School Fund Guarantee Program)	5.25	8/15/13	1,465,000	1,656,622
San Antonio,
Electric and Gas Systems
Revenue (Insured; FSA)	5.38	2/1/14	3,000,000	3,383,940
Texas Public Finance Authority,
Revenue (State Preservation
Board Projects) (Insured;

AMBAC)	5.00	2/1/13	4,190,000	4,613,819
Texas State University System
Board of Regents, Financing
System Revenue	5.00	3/15/13	1,460,000	1,599,853
Texas State University System
Board of Regents, Financing
System Revenue	5.00	3/15/14	1,000,000	1,102,220
Texas Tech University System Board
of Regents, Financing System
Improvement Revenue (Insured;
AMBAC)	5.00	2/15/12	1,785,000	1,940,848
Titus County Fresh Water Supply
District Number One, PCR
(Southwestern Electric Power
Company Project)	4.50	7/1/11	1,500,000	1,498,860
University of Houston Board of
Regents, Consolidated System
Revenue	5.00	2/15/13	2,285,000 b	2,516,585
Utah--1.1%
Utah Board of Regents,
University of Utah HR
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/14	1,500,000	1,572,585
Utah County,
EIR (USX Corporation Project)	5.05	11/1/11	2,000,000	2,034,760
Virginia--3.5%
Arlington County Industrial
Development Authority, RRR
(Alexandria/Arlington
Waste-to-Energy Facility)
(Ogden Martin System of
Alexandria/Arlington, Inc.
Project) (Insured; FSA)	5.38	1/1/12	2,280,000	2,389,964
Louisa Industrial Development
Authority, Solid Waste and
Sewage Disposal Revenue
(Virginia Electric and Power
Company Project)	4.25	4/1/10	3,000,000	3,021,120
Riverside Regional Jail Authority,
Jail Facility Senior RAN	4.25	7/1/10	2,500,000	2,516,975
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/13	3,250,000	3,655,568
Washington--2.8%
Clark County Public Utility
District Number 1, Electric
System Revenue	5.00	1/1/13	2,790,000	2,987,671
Energy Northwest,
Electric Revenue (Project
Number 3) (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/12	1,000,000	1,108,300
Greater Wenatchee Regional Events
Center Public Facilities
District, Revenue and Special
Tax BAN	5.25	12/1/11	3,000,000	3,054,480
Ocean Shores Local Improvement

District Number 2007-01, BAN	5.00	8/1/11	2,000,000	1,973,000
Wisconsin--2.2%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.00	6/1/12	5,670,000 a	6,286,953
Wisconsin Health and Educational
Facilities Authority, Revenue
(Froedtert and Community
Health, Inc. Obligated Group)	5.00	4/1/10	1,000,000	1,018,340
U.S. Related--3.7%
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; XLCA)	5.00	7/1/11	1,275,000	1,316,795
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.00	7/1/12	1,000,000	1,017,270
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; AMBAC)	5.50	7/1/12	5,000,000	5,163,050
Puerto Rico Housing Finance
Authority, Housing Revenue
(Vivienda Modernization 1, LLC
Projects)	4.75	10/1/11	2,885,000	2,887,452
Puerto Rico Municipal Finance
Agency, GO (Insured; FSA)	6.00	7/1/12	1,500,000	1,616,655
Total Long-Term Municipal Investments
(cost $285,463,492)				288,919,855
Short-Term Municipal	Coupon	Maturity	Principal
Investments--10.2%	Rate (%)	Date	Amount ($)	Value ($)
California--.3%
Irvine Reassessment District,
Limited Obligation Improvement
Bonds (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	0.60	7/1/09	1,000,000 e	1,000,000
Massachusetts--6.0%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue) (Liquidity
Facility; Bank of America)	0.15	7/1/09	9,800,000 e	9,800,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (LOC; Landesbank
Baden-Wurttemberg)	0.27	7/1/09	10,000,000 e	10,000,000
New York--2.0%
New York City,
GO Notes (Liquidity Facility;
Dexia Credit Locale and LOC;
Dexia Credit Locale)	0.60	7/1/09	1,000,000 e	1,000,000
New York City,
GO Notes (LOC; JPMorgan Chase

Bank)	0.20	7/1/09	1,700,000 e	1,700,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Dexia Credit Locale)	0.60	7/1/09	4,000,000 e	4,000,000
Pennsylvania--1.4%
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (The Children's
Hospital of Philadelphia
Project) (Liquidity Facility;
JPMorgan Chase Bank)	0.18	7/1/09	2,600,000 e	2,600,000
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (The Children's
Hospital of Philadelphia
Project) (Liquidity Facility;
Wachovia Bank)	0.18	7/1/09	1,850,000 e	1,850,000
Washington--.5%
Washington Housing Finance
Commission, Nonprofit Housing
Revenue (Mirabella Project)
(LOC; HSH Nordbank)	2.50	7/1/09	1,600,000 e	1,600,000
Total Short-Term Municipal Investments
(cost $33,550,000)				33,550,000
Total Investments (cost $319,013,492)			98.5%	322,469,855
Cash and Receivables (Net)			1.5%	4,853,857
Net Assets			100.0%	327,323,712

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Purchased on a delayed delivery basis.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, this security amounted to $2,801,700 or 0.9% of net assets.
d	Security issued with a zero coupon. Income is recognized through the accretion of discount.
e	Variable rate demand note - rate shown is the interest rate in effect at June 30, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $319,013,492. Net unrealized appreciation on investments was $3,456,363 of which $4,103,900 related to appreciated investment securities and $647,537 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance

BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	322,469,855	-	322,469,855
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period ended June 30, 2009, FAS 161 disclosures did not impact these notes.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Short-Intermediate Municipal Bond Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 12, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	August 12, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)